ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 29,635	$ 27,150
Accrued vacation	14,235	9,817
Deferred revenue	4,134	3,527
Advanced payments from a customer	0	4,783
Commitment to purchase shares from directors and officers	1,017	1,518
Other	3,543	4,020
Total accrued expenses and other current liabilities	$ 52,564	$ 50,815